Net finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income:
Foreign-exchange gain	$ 8,699	$ 7,811	$ 26,949
Income from financial investments	2,444	1,634	1,437
Gains on derivatives	1,822	4,899	4,963
Interest income on other assets	1,133	474	22
Interest received	833	272	494
Other finance income	70	2	136
Finance income	15,001	15,092	34,001
Finance costs:
Interest and charges on loans and leases	(13,947)	(16,725)	(14,347)
Foreign-exchange loss	(6,806)	(9,459)	(25,937)
Loss on derivatives	(3,947)	(1,932)	(3,001)
Interest expenses on other liabilities	(723)	(1,021)	(1,746)
Other finance costs	(1,400)	(1,222)	(3,195)
Finance costs	(26,823)	(30,359)	(48,226)
Net finance costs	$ (11,822)	$ (15,267)	$ (14,225)